Tax situation (Tables)	12 Months Ended
Dec. 31, 2023
Tax situation
Schedule of income tax years for review by tax authorities

Years open to review by the
Entity	Tax Authorities

Compañía de Minas Buenaventura S.A.A.	2022 and 2023
Compañía Minera Condesa S.A.	2018,2019,2021-2023
Compañía Minera Colquirrumi S.A.	2018-2023
Consorcio Energético de Huancavelica S.A.	2018-2023
El Molle Verde S.A.C.	2018-2023
Empresa de Generación Huanza S.A.	2018,2019,2021-2023
Inversiones Colquijirca S.A.	2018-2023
Minera La Zanja S.R.L.	2019,2020-2022,2023
Sociedad Minera El Brocal S.A.A.	2018-2023
S.M.R.L. Chaupiloma Dos de Cajamarca	2018-2023
Procesadora Industrial Río Seco S. A.	2018,2019,2022,2023
Apu Coropuna S.R.L.	2018-2023
Cerro Hablador S. A. C.	2018-2023
Minera Azola S. R. L.	2018-2023

Sociedad Minera Cerro Verde S.A.A
Tax situation
Schedule of types of temporary differences, unused tax losses and unused tax credits.

	December 31, 2023	December 31, 2022	December 31, 2021
	US$(000)	US$(000)	US$(000)

Deferred Income tax
Assets
Cost of net asset for the construction of the tailing dam	193,378	163,975	139,635
Provision for remediation and mine closure	29,762	25,348	22,620
Unpaid vacations	9,031	10,031	10,078
Provision for mining taxes	4,335	5,200	11,604
Leases	3,007	1,867	709
Other provisions	11,282	10,752	10,647
	250,795	217,173	195,293
Liabilities
Property, plant and equipment depreciation	537,588	557,626	529,124
Stripping activity asset	126,744	80,569	59,673
Valuation of inventories	29,831	28,386	24,960
Embedded derivatives for price adjustment of copper concentrate and cathode	10,822	34,904	3,865
Debt issuance costs	547	763	28
	705,532	702,248	617,650
Net deferred liabilities	454,737	485,075	422,357
Supplementary retirement fund
Deferred liability	5,414	5,716	4,965

Total deferred income tax liability	460,151	490,791	427,322

Sociedad Minera El Brocal S.A.A
Tax situation
Schedule of income tax provision

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Income tax
Current	582,438	445,078	704,454
Deferred	(30,640)	63,649	31,249
	551,798	508,547	735,703
Mining taxes
Current mining royalty and special mining tax	96,082	88,224	144,895

Supplementary retirement fund
Current	7,467	6,371	8,828
Deferred	(302)	751	385
	7,165	7,122	9,213

Income tax expense reported in the statements of comprehensive income	551,798	508,547	735,703

Schedule of other assessments

Fiscal year	Taxes	Penalty and Interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,162	38,870	47,032
2006	10,844	51,963	62,807
2007	11,579	22,102	33,681
2008	16,906	16,923	33,829
2009	56,039	51,680	107,719
2010	53,566	126,406	179,972
2011	40,940	70,065	111,005
2012	869	7,326	8,195
2013	48,622	71,620	120,242
2014	5,344	706	6,050
2015	3,001	23,816	26,817
2016	61,875	3,360	65,235
2017	5,043	3,078	8,121
2018	4,666	4,250	8,916
2019 - 2022	499	172	671

	327,955	492,337	820,292

Schedule of reconciliation of income tax rate.

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Profit before income tax	1,330,762	1,433,900	1,927,177
Income tax rate	32%	32%	32%
Expected income tax expense	425,844	458,848	616,697
Special mining tax and mining royalties	(32,182)	(31,188)	(46,366)
Gain for uncertainty about treatments of income taxes	(1,617)	(19,667)	(14,379)
Non - deductible expenses	12,744	13,608	14,609
Income tax true – ups	1,267	(11,831)	6,345
Penalties and moratorium interest	40,769	(741)	1,019
Income tax rate change effect on deferred taxes for the change in Peruvian tax law once the current Stability Contract expires	208	1,117	840
Other	1,518	3,055	2,830
Current and deferred income tax	448,551	413,201	581,595
Mining taxes	96,082	88,224	144,895
Supplementary retirement fund	7,165	7,122	9,213

	551,798	508,547	735,703

Effective income tax	41.46%	35.47%	38.18%